JSD
Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 153.2% (97.5% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.9% (87.8% of Total Investments) (2)
	Aerospace & Defense – 3.9% (2.5% of Total Investments)
$370	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	3.160%	1-Month LIBOR	2.750%	10/04/24	BB	$346,603
2,355	Sequa Corporation, Term Loan B	6.742%	3-Month LIBOR	5.000%	11/28/21	B-	1,979,430
854	Sequa Corporation, Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	4/28/22	CCC-	638,434
387	Standard Aero, Term Loan B1	4.950%	3-Month LIBOR	3.500%	4/06/26	B2	342,640
208	Standard Aero, Term Loan B2	4.950%	3-Month LIBOR	3.500%	4/06/26	B	184,215
1,849	Transdigm, Inc., Term Loan F	2.654%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,626,655
6,023	Total Aerospace & Defense						5,117,977
	Air Freight & Logistics – 1.1% (0.7% of Total Investments)
758	PAE Holding Corporation, Term Loan B	6.500%	1-Month LIBOR	5.500%	10/20/22	B+	731,169
722	XPO Logistics, Inc., Term Loan B	3.613%	3-Month LIBOR	2.000%	2/24/25	BBB-	700,915
1,480	Total Air Freight & Logistics						1,432,084
	Airlines – 2.4% (1.5% of Total Investments)
87	American Airlines, Inc., Term Loan 2025	2.237%	1-Month LIBOR	1.750%	6/27/25	Ba1	62,167
1,460	American Airlines, Inc., Term Loan B	2.438%	1-Month LIBOR	2.000%	4/28/23	BB+	1,141,684
778	American Airlines, Inc., Term Loan B	2.188%	1-Month LIBOR	1.750%	1/23/27	BB+	565,690
1,291	American Airlines, Inc., Term Loan B	2.814%	1-Month LIBOR	2.000%	12/15/23	Ba1	1,014,351
499	WestJet Airlines, Term Loan	4.000%	1-Month LIBOR	3.000%	12/11/26	Ba2	409,092
4,115	Total Airlines						3,192,984
	Auto Components – 1.5% (1.0% of Total Investments)
836	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	726,739
995	Johnson Controls Inc., Term Loan B	3.904%	1-Month LIBOR	3.500%	4/30/26	Ba3	904,953
449	Superior Industries International, Inc., Term Loan B	4.404%	1-Month LIBOR	4.000%	5/22/24	B1	365,995
2,280	Total Auto Components						1,997,687
	Beverages – 0.4% (0.3% of Total Investments)
533	Jacobs Douwe Egberts, Term Loan B	3.000%	1-Month LIBOR	2.000%	11/01/25	Ba1	522,462
	Biotechnology – 0.7% (0.4% of Total Investments)
914	Grifols, Inc., Term Loan B, First Lien	2.137%	1-Week LIBOR	2.000%	11/15/27	BB+	888,567
	Building Products – 1.1% (0.7% of Total Investments)
122	Fairmount, Initial Term Loan	5.387%	3-Month LIBOR	4.000%	6/01/25	CCC+	58,057
321	Ply Gem Industries, Inc., Term Loan B	4.579%	1-Month LIBOR	3.750%	4/12/25	B+	277,730

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Building Products (continued)
$1,141	Quikrete Holdings, Inc., Term Loan B	2.904%	1-Month LIBOR	2.500%	1/29/27	BB-	$1,066,484
1,584	Total Building Products						1,402,271
	Capital Markets – 0.6% (0.4% of Total Investments)
214	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	208,600
594	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	579,263
808	Total Capital Markets						787,863
	Chemicals – 0.3% (0.2% of Total Investments)
418	Ineos US Finance LLC, Term Loan	2.404%	1-Month LIBOR	2.000%	4/01/24	BB+	397,091
	Commercial Services & Supplies – 3.9% (2.5% of Total Investments)
335	ADS Waste Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	332,022
225	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.455%	3-Month LIBOR	4.250%	6/21/24	B-	192,104
2,688	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	2,475,244
289	Garda World Security Corp, Term Loan B, First Lien	6.390%	3-Month LIBOR	4.750%	10/30/26	B1	280,135
394	GFL Environmental, Term Loan	4.000%	1-Month LIBOR	3.000%	5/30/25	Ba3	388,097
268	Harland Clarke Holdings Corporation, Term Loan B7	6.463%	2-Month LIBOR	4.750%	11/03/23	CCC+	173,546
750	iQor US, Inc., Term Loan, First Lien	6.433%	3-Month LIBOR	5.000%	4/01/21	Caa1	461,052
167	iQor US, Inc., Term Loan, Second Lien	10.183%	3-Month LIBOR	8.750%	4/01/22	Caa3	32,500
279	KAR Auction Services, Inc., Term Loan B6	2.875%	1-Month LIBOR	2.250%	9/19/26	Ba3	255,069
425	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	6-Month LIBOR	3.250%	2/28/25	B3	312,178
1	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	2/28/25	B3	800
1	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	2/28/25	B3	800
110	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	104,787
168	West Corporation, Incremental Term Loan B1	4.950%	3-Month LIBOR	3.500%	10/10/24	B2	132,012
6,100	Total Commercial Services & Supplies						5,140,346
	Communications Equipment – 3.2% (2.0% of Total Investments)
2,385	Avaya, Inc., Term Loan B	5.064%	1-Month LIBOR	4.250%	12/15/24	B	2,111,572
868	CommScope, Inc., Term Loan B	3.654%	1-Month LIBOR	3.250%	4/06/26	Ba3	823,138
666	Mitel US Holdings, Inc., Term Loan, First Lien	5.493%	1-Month LIBOR	4.500%	11/30/25	B2	484,258
81	Plantronics, Term Loan B	3.572%	6-Month LIBOR	2.500%	7/02/25	Ba2	67,498
541	Plantronics, Term Loan B	2.904%	1-Month LIBOR	2.500%	7/02/25	Ba2	448,551
190	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	153,841

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Communications Equipment (continued)
$75	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	$66,009
4,806	Total Communications Equipment						4,154,867
	Construction & Engineering – 0.8% (0.5% of Total Investments)
1,310	Traverse Midstream Partners, Term Loan B	5.000%	1-Month LIBOR	4.000%	9/27/24	B+	1,000,630
	Consumer Finance – 0.7% (0.4% of Total Investments)
114	American Express Global Business Travel, Delayed Draw, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	101,975
136	American Express Global Business Travel, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	121,775
732	Verscend Technologies, Tern Loan B	4.904%	1-Month LIBOR	4.500%	8/27/25	B+	693,728
982	Total Consumer Finance						917,478
	Containers & Packaging – 1.4% (0.9% of Total Investments)
339	Berry Global, Inc., Term Loan W	2.829%	1-Month LIBOR	2.000%	10/01/22	BBB-	331,497
744	Berry Global, Inc., Term Loan Y	2.829%	1-Month LIBOR	2.000%	7/01/26	BBB-	713,491
833	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.154%	1-Month LIBOR	1.750%	2/04/27	BB+	806,323
1,916	Total Containers & Packaging						1,851,311
	Distributors – 0.6% (0.3% of Total Investments)
209	Insurance Auto Actions Inc., Term Loan	2.688%	1-Month LIBOR	2.250%	6/28/26	BB	201,098
575	SRS Distribution, Inc., Term Loan B	4.322%	1-Month LIBOR	3.250%	5/23/25	B3	519,633
784	Total Distributors						720,731
	Diversified Consumer Services – 1.5% (1.0% of Total Investments)
1,801	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6-Month LIBOR	4.250%	6/07/23	B	1,394,251
642	Refinitiv, Term Loan B, (DD1)	3.654%	1-Month LIBOR	3.250%	10/01/25	B	629,777
2,443	Total Diversified Consumer Services						2,024,028
	Diversified Financial Services – 2.2% (1.4% of Total Investments)
422	Blackstone CQP, Term Loan	4.616%	3-Month LIBOR	3.500%	9/30/24	B+	390,177
1,231	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	D	496,452
875	Inmarsat Finance, Term Loan, First Lien	5.500%	N/A	5.500%	12/11/26	B+	812,293
337	Lions Gate Entertainment Corp., Term Loan B	2.654%	1-Month LIBOR	2.250%	3/24/25	Ba2	314,703
371	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	331,499
875	Travelport LLC, Term Loan B	6.072%	6-Month LIBOR	5.000%	5/29/26	B+	541,243
4,111	Total Diversified Financial Services						2,886,367
	Diversified Telecommunication Services – 6.1% (3.9% of Total Investments)
381	Altice France S.A., Term Loan B12	4.502%	1-Month LIBOR	3.688%	1/31/26	B+	355,207
3,308	CenturyLink, Inc, Term Loan B	2.654%	1-Month LIBOR	2.250%	3/15/27	BBB-	3,143,274

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$2,354	Frontier Communications Corporation, Term Loan B, (5)	5.350%	6-Month LIBOR	3.750%	1/14/22	D	$2,301,278
8	Frontier Communications Corporation, Term Loan B, (5)	5.210%	3-Month LIBOR	3.750%	1/14/22	D	7,691
195	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	6.750%	1-Month LIBOR	4.500%	1/02/24	B	193,657
312	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	6.625%	N/A	N/A	1/02/24	B	312,368
1,372	Numericable Group S.A., Term Loan B13	4.814%	1-Month LIBOR	4.000%	8/14/26	B	1,284,695
495	Windstream Corporation, Term Loan, (DD1), (5)	6.250%	3-Month LIBOR	2.000%	4/24/20	D	283,798
110	Zayo Group LLC, Initial Dollar Term Loan	3.404%	1-Month LIBOR	3.000%	3/09/27	B1	103,665
8,535	Total Diversified Telecommunication Services						7,985,633
	Electric Utilities – 0.7% (0.4% of Total Investments)
354	ExGen Renewables, Term Loan	4.620%	3-Month LIBOR	3.000%	11/28/24	B	342,742
576	Vistra Operations Co., Term Loan B3	2.501%	1-Month LIBOR	1.750%	12/31/25	BBB-	559,391
930	Total Electric Utilities						902,133
	Electrical Equipment – 0.9% (0.6% of Total Investments)
726	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	678,785
500	Vertiv Co.,Term Loan B	3.993%	1-Month LIBOR	3.000%	3/02/27	B+	472,500
1,226	Total Electrical Equipment						1,151,285
	Electronic Equipment, Instruments & Components – 0.6% (0.4% of Total Investments)
804	TTM Technologies, Inc., Term Loan B	3.485%	1-Month LIBOR	2.500%	9/28/24	BB+	789,950
	Entertainment – 0.6% (0.4% of Total Investments)
480	AMC Entertainment, Inc., Term Loan B	4.080%	6-Month LIBOR	3.000%	4/22/26	B3	355,179
497	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B+	473,840
977	Total Entertainment						829,019
	Equity Real Estate Investment Trust – 0.3% (0.2% of Total Investments)
475	Realogy Group LLC, Term Loan A	3.243%	1-Month LIBOR	2.250%	2/08/23	Ba1	424,334
	Financials – 0.1% (0.0% of Total Investments)
105	Red Ventures, Term Loan B	2.904%	1-Month LIBOR	2.500%	11/08/24	BB-	97,665
	Food & Staples Retailing – 2.0% (1.2% of Total Investments)
494	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	489,585
132	BJ's Wholesale Club, Inc., Term Loan, First Lien	3.079%	1-Month LIBOR	2.250%	2/03/24	BB-	128,459
2,089	US Foods, Inc., New Term Loan, (DD1)	2.154%	6-Month LIBOR	1.750%	6/27/23	BB+	1,939,253
2,715	Total Food & Staples Retailing						2,557,297

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food Products – 0.6% (0.4% of Total Investments)
$557	American Seafoods Group LLC, Term Loan B	4.120%	3-Month LIBOR	2.750%	8/21/23	BB-	$535,209
250	Froneri Lux FinCo SARL, Term Loan, First Lien	2.250%	1-Month LIBOR	2.250%	1/29/27	B+	232,709
807	Total Food Products						767,918
	Health Care Equipment & Supplies – 1.1% (0.7% of Total Investments)
545	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	533,691
442	MedPlast, Term Loan, First Lien	5.200%	3-Month LIBOR	3.750%	7/02/25	B3	331,595
716	Vyaire Medical, Inc., Term Loan B	6.201%	3-Month LIBOR	4.750%	4/16/25	B3	595,820
1,703	Total Health Care Equipment & Supplies						1,461,106
	Health Care Providers & Services – 11.7% (7.5% of Total Investments)
1,437	Air Medical Group Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	4/28/22	B1	1,334,570
239	Air Methods, Term Loan, First Lien	4.950%	3-Month LIBOR	3.500%	4/22/24	B	181,658
483	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/30/25	B1	452,270
935	Brightspring Health, Term Loan B	4.079%	1-Month LIBOR	3.250%	3/05/26	B1	875,328
495	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/18/26	BB+	487,367
82	Civitas Solutions, Term Loan B	5.710%	3-Month LIBOR	4.250%	3/09/26	B	77,956
208	Civitas Solutions, Term Loan B	4.660%	1-Month LIBOR	4.250%	3/09/26	B	198,067
16	Civitas Solutions, Term Loan C	5.860%	3-Month LIBOR	4.000%	3/09/26	B	15,499
201	DaVita, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/12/26	BBB-	196,487
918	Envision Healthcare Corporation, Initial Term Loan	4.154%	1-Month LIBOR	3.750%	10/10/25	B	636,785
67	HCA, Inc., Term Loan B13	2.154%	1-Month LIBOR	1.750%	3/18/26	BBB-	65,912
466	Heartland Dental Care, Inc., Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	4/30/25	B3	390,504
494	InnovaCare, Initial Term Loan	6.750%	1-Month LIBOR	5.750%	12/24/26	B+	468,650
285	Jordan Health, Initial Term Loan, First Lien	6.615%	3-Month LIBOR	5.000%	5/15/25	Caa1	177,977
1,500	Kindred at Home Hospice, Term Loan B, First Lien	3.688%	1-Month LIBOR	3.250%	7/02/25	B1	1,420,890
1,971	Lifepoint Health, Inc., New Term Loan B	4.154%	1-Month LIBOR	3.750%	11/16/25	B+	1,835,162
388	Millennium Laboratories, Inc., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	12/21/20	C	131,844
3,759	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	2.904%	1-Month LIBOR	2.500%	8/18/22	Ba2	3,695,590
111	Quorum Health Corp., Term Loan B, (5)	7.750%	1-Month LIBOR	6.750%	4/29/22	Caa3	97,380
1,955	Select Medical Corporation, Term Loan B	3.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,871,252
1,030	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B-	765,080
17,040	Total Health Care Providers & Services						15,376,228

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Technology – 3.1% (2.0% of Total Investments)
$1,304	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	$1,260,178
1,402	Onex Carestream Finance LP, Term Loan, First Lien	7.322%	6-Month LIBOR	6.250%	2/28/21	B1	1,288,706
851	Onex Carestream Finance LP, Term Loan, Second Lien, (cash 10.572%, PIK 1.000%)	11.572%	6-Month LIBOR	10.500%	6/07/21	CCC+	744,890
848	Zelis, Term Loan B	5.154%	1-Month LIBOR	4.750%	9/30/26	B	818,093
4,405	Total Health Care Technology						4,111,867
	Hotels, Restaurants & Leisure – 14.9% (9.5% of Total Investments)
1,008	24 Hour Fitness Worldwide, Inc., Term Loan B	4.950%	3-Month LIBOR	3.500%	5/30/25	B-	279,103
2,269	Burger King Corporation, Term Loan B4	2.154%	1-Month LIBOR	1.750%	11/19/26	BB+	2,141,419
1,688	Caesars Entertainment Operating Company, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	10/06/24	BB	1,638,066
3,864	Caesars Resort Collection, Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	12/23/24	BB	3,284,330
1,109	CCM Merger, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	8/09/21	BB-	1,040,850
1,608	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	BB-	1,429,209
948	ClubCorp Operations, Inc., Term Loan B	4.200%	3-Month LIBOR	2.750%	9/18/24	B-	709,794
1,451	Equinox Holdings, Inc., Term Loan B1	4.072%	6-Month LIBOR	3.000%	3/08/24	B3	1,157,975
127	Hilton Hotels, Term Loan B2	2.237%	1-Month LIBOR	1.750%	6/22/26	BBB-	121,368
1,098	Life Time Fitness, Inc., Term Loan B	4.363%	3-Month LIBOR	2.750%	6/10/22	BB-	940,800
439	PCI Gaming, Term Loan, First Lien	2.904%	1-Month LIBOR	2.500%	5/31/26	BB+	410,551
988	Penn National Gaming, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	10/15/25	BB-	866,038
474	Scientific Games Corp., Initial Term Loan B5	3.154%	1-Month LIBOR	2.750%	8/14/24	B+	394,657
1,938	Scientific Games Corp., Initial Term Loan B5	3.612%	6-Month LIBOR	2.750%	8/14/24	B+	1,613,260
12	Scientific Games Corp., Initial Term Loan B5	3.453%	2-Month LIBOR	2.750%	8/14/24	B+	10,297
2,183	Stars Group Holdings, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	7/10/25	B+	2,177,528
1,465	Station Casinos LLC, Term Loan B	2.660%	1-Month LIBOR	2.250%	2/08/27	BB-	1,300,973
22,669	Total Hotels, Restaurants & Leisure						19,516,218
	Household Durables – 0.2% (0.1% of Total Investments)
243	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/01/24	B2	197,212
212	Serta Simmons Holdings LLC, Term Loan, First Lien	4.610%	3-Month LIBOR	3.500%	11/08/23	CCC-	97,217
455	Total Household Durables						294,429
	Household Products – 0.9% (0.5% of Total Investments)
600	KIK Custom Products Inc., Term Loan B2	5.000%	1-Month LIBOR	4.000%	5/15/23	B3	541,164

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Products (continued)
$613	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	2/05/23	B+	$586,763
1,213	Total Household Products						1,127,927
	Industrial Conglomerates – 0.5% (0.3% of Total Investments)
2	Education Adisory Board, Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	11/15/24	B2	1,772
733	Education Adisory Board, Term Loan, First Lien	4.885%	3-Month LIBOR	3.750%	11/15/24	B2	692,803
735	Total Industrial Conglomerates						694,575
	Insurance – 1.3% (0.9% of Total Investments)
886	Acrisure LLC, Term Loan B	5.207%	3-Month LIBOR	3.500%	2/15/27	B	822,975
996	Hub International Holdings, Inc., Term Loan B	4.020%	2-Month LIBOR	2.750%	4/25/25	B	937,809
1,882	Total Insurance						1,760,784
	Interactive Media & Services – 2.3% (1.5% of Total Investments)
2,313	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.763%	3-Month LIBOR	3.000%	11/03/23	B+	2,182,437
988	WeddingWire, Inc., Term Loan	5.950%	3-Month LIBOR	4.500%	12/19/25	B+	881,344
3,301	Total Interactive Media & Services						3,063,781
	Internet Software & Services – 1.0% (0.7% of Total Investments)
965	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	887,975
371	Dynatrace LLC, Term Loan, First Lien	2.654%	1-Month LIBOR	2.250%	8/23/25	B1	360,779
1,109	SkillSoft Corporation, Term Loan, Second Lien, (5)	10.027%	N/A	N/A	4/28/22	CCC	114,216
2,445	Total Internet Software & Services						1,362,970
	IT Services – 5.2% (3.3% of Total Investments)
992	Datto, Inc., Term Loan	4.654%	1-Month LIBOR	4.250%	4/02/26	B	937,912
333	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/29/23	CCC+	254,763
488	KBR, Inc., New Term Loan B	3.154%	1-Month LIBOR	2.750%	2/05/27	Ba1	477,445
1,250	Sabre, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,153,126
1,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.873%	6-Month LIBOR	9.000%	3/11/24	CCC-	597,472
1,482	Syniverse Holdings, Inc., Term Loan C	6.873%	6-Month LIBOR	5.000%	3/09/23	CCC+	1,045,444
973	Tempo Acquisition LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/01/24	B1	919,626
1,024	West Corporation, Term Loan B	5.450%	3-Month LIBOR	4.000%	10/10/24	B2	809,690
722	WEX, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	5/15/26	Ba2	685,436
8,764	Total IT Services						6,880,914
	Life Sciences Tools & Services – 0.5% (0.3% of Total Investments)
659	Parexel International Corp., Term Loan B	3.154%	1-Month LIBOR	2.750%	9/27/24	B2	606,946

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery – 1.5% (1.0% of Total Investments)
$693	Gardner Denver, Inc., Extended Term Loan B	2.154%	1-Month LIBOR	1.750%	3/01/27	BB+	$661,856
617	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B+	571,662
1,315	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (5)	0.000%	N/A	N/A	11/27/20	Caa3	690,289
400	TNT Crane and Rigging, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	11/26/21	C	70,000
3,025	Total Machinery						1,993,807
	Marine – 0.5% (0.3% of Total Investments)
6	American Commercial Lines LLC, Term Loan B, First Lien, (5)	11.000%	Prime	7.750%	11/12/20	N/R	1,902
383	American Commercial Lines LLC, Term Loan B, First Lien, (5)	9.750%	3-Month LIBOR	8.750%	11/12/20	N/R	123,613
969	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B-	549,900
1,358	Total Marine						675,415
	Media – 14.8% (9.4% of Total Investments)
199	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	173,773
682	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	589,549
332	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 3.250%, PIK 1.750%)	6.750%	3-Month LIBOR	4.000%	4/10/24	N/R	241,677
72	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	B2	44,030
99	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	Caa2	22,263
147	CBS Radio, Inc., Term Loan B2	2.904%	1-Month LIBOR	2.500%	11/18/24	BB-	130,824
580	Cineworld Group PLC, Incremental Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	353,800
602	Cineworld Group PLC, Term Loan B	3.322%	6-Month LIBOR	2.250%	2/28/25	B	386,091
1,989	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.260%	3-Month LIBOR	3.500%	8/21/26	B+	1,737,817
5	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.203%	2-Month LIBOR	3.500%	8/21/26	B+	4,377
115	Cox Media/Terrier Media, Term Loan, First Lien	5.700%	3-Month LIBOR	4.250%	12/17/26	BB-	107,242
496	CSC Holdings LLC, Refinancing Term Loan	3.064%	1-Month LIBOR	2.250%	7/17/25	BB	476,434
841	CSC Holdings, LLC, Term Loan B5	3.314%	1-Month LIBOR	2.500%	4/15/27	BB	807,957
490	Cumulus Media, Inc., Term Loan B	4.822%	6-Month LIBOR	3.750%	3/31/26	B2	418,219
495	EW Scripps, Term Loan B2	2.904%	1-Month LIBOR	2.500%	5/01/26	BB-	466,178
415	Gray Television, Inc., Term Loan B2	3.243%	1-Month LIBOR	2.250%	2/07/24	BB	397,014

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$247	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	$218,831
1,486	iHeartCommunications Inc., Term Loan B	3.404%	1-Month LIBOR	3.000%	5/01/26	B+	1,341,338
359	IMG Worldwide, Inc., Term Loan B	3.237%	1-Month LIBOR	2.750%	5/18/25	B3	271,752
321	IMG Worldwide, Inc., Term Loan B	4.370%	3-Month LIBOR	2.750%	5/18/25	B3	242,544
1,542	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	6.000%	Prime	2.750%	11/30/23	B	1,519,670
402	LCPR Loan Financing LLC, Term Loan B	5.814%	1-Month LIBOR	5.000%	10/15/26	B+	396,555
2,579	McGraw-Hill Education Holdings LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	5/02/22	B	2,108,207
939	Meredith Corporation, Term Loan B2	3.260%	3-Month LIBOR	2.500%	1/31/25	BB	869,506
888	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.910%	1-Month LIBOR	2.500%	7/03/25	BB	843,236
400	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/03/26	B-	368,000
576	Nexstar Broadcasting, Inc., Term Loan B	3.735%	1-Month LIBOR	2.750%	9/18/26	BB	544,764
254	Nexstar Broadcasting, Inc., Term Loan B3	3.235%	1-Month LIBOR	2.250%	1/17/24	BB	240,237
986	Nexstar Broadcasting, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	1/17/24	BB	933,833
619	Sinclair Television Group, Term Loan B2	2.660%	1-Month LIBOR	2.250%	1/03/24	BB+	581,404
348	Sinclair Television Group, Term Loan B2	3.320%	1-Month LIBOR	2.500%	9/30/26	BB+	326,049
1,227	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/18/23	B	1,149,004
1,097	Ziggo B.V., Term Loan	3.314%	1-Month LIBOR	2.500%	4/30/28	B+	1,032,536
21,829	Total Media						19,344,711
	Multiline Retail – 0.9% (0.5% of Total Investments)
1,435	Belk, Inc., Term Loan, First Lien	7.750%	6-Month LIBOR	6.750%	7/31/25	Caa1	595,503
612	EG America LLC, Term Loan, First Lien	5.072%	6-Month LIBOR	4.000%	2/07/25	B	528,286
2,047	Total Multiline Retail						1,123,789
	Multi-Utilities – 2.0% (1.2% of Total Investments)
2,549	Pacific Gas & Electric, Revolving Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	2,582,614
	Oil, Gas & Consumable Fuels – 2.7% (1.7% of Total Investments)
725	BCP Renaissance Parent, Term Loan B	4.950%	3-Month LIBOR	3.500%	10/31/24	B+	569,971
850	Buckeye Partners, Term Loan, First Lien	3.766%	1-Month LIBOR	2.750%	11/01/26	BBB-	801,660
328	California Resources Corporation, Term Loan	11.988%	3-Month LIBOR	10.375%	12/31/21	B	19,454
2,115	California Resources Corporation, Term Loan B	6.363%	3-Month LIBOR	4.750%	12/31/22	B	518,757
1,882	Fieldwood Energy LLC, Exit Term Loan, (5)	6.250%	3-Month LIBOR	5.250%	4/11/22	B-	443,815
1,811	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	8.250%	3-Month LIBOR	7.250%	4/11/23	CCC	7,244

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$224	Gulf Finance, LLC, Term Loan B	6.710%	3-Month LIBOR	5.250%	8/25/23	CCC+	$121,775
372	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	202,321
992	Oryx, Initial Term Loan	4.404%	1-Month LIBOR	4.000%	5/22/26	B2	704,675
266	Peabody Energy Corporation, Term Loan B	3.154%	1-Month LIBOR	2.750%	3/31/25	BB-	152,627
9,565	Total Oil, Gas & Consumable Fuels						3,542,299
	Personal Products – 1.1% (0.7% of Total Investments)
531	Coty, Inc., Term Loan A	2.421%	1-Month LIBOR	1.500%	4/05/23	B+	443,543
132	Coty, Inc., Term Loan B	3.171%	1-Month LIBOR	2.250%	4/07/25	B+	108,148
2,146	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.113%	3-Month LIBOR	3.500%	11/16/20	Caa2	913,463
2,809	Total Personal Products						1,465,154
	Pharmaceuticals – 4.9% (3.1% of Total Investments)
511	Akorn, Term Loan, First Lien, (cash 10.313%, PIK 0.750%)	14.750%	1-Month LIBOR	13.750%	4/16/21	Caa3	433,126
1,671	Concordia Healthcare Corp, Exit Term Loan	6.568%	6-Month LIBOR	5.500%	9/06/24	B-	1,459,137
330	Elanco Animal Health, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	319,894
1,342	Endo Health Solutions, Inc., Term Loan B	5.000%	1-Month LIBOR	4.250%	4/29/24	B+	1,230,457
629	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.200%	3-Month LIBOR	2.750%	9/24/24	B-	446,811
376	Mallinckrodt International Finance S.A., Term Loan, First Lien	4.704%	3-Month LIBOR	3.000%	2/24/25	B-	265,784
627	Valeant Pharmaceuticals International, Inc., Term Loan B	3.468%	1-Month LIBOR	2.750%	11/27/25	BB	604,838
1,712	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.718%	1-Month LIBOR	3.000%	6/02/25	BB	1,661,159
7,198	Total Pharmaceuticals						6,421,206
	Professional Services – 2.2% (1.4% of Total Investments)
975	Ceridian HCM Holding, Inc., Term Loan B	2.637%	1-Week LIBOR	2.500%	4/30/25	B+	926,175
324	Creative Artists Agency, LLC, Term Loan B	4.154%	1-Month LIBOR	3.750%	11/27/26	B+	292,133
30	Dun & Bradstreet Corp.,Term Loan, First Lien	4.487%	1-Month LIBOR	4.000%	2/08/26	BB-	28,215
825	Nielsen Finance LLC, Term Loan B4	2.864%	1-Month LIBOR	2.000%	10/04/23	BBB-	798,522
1,449	Skillsoft Corporation, Initial Term Loan, First Lien, (5)	6.527%	N/A	N/A	4/28/21	CCC+	902,709
3,603	Total Professional Services						2,947,754
	Real Estate Management & Development – 0.9% (0.6% of Total Investments)
1,345	GGP, Initial Term Loan A2	2.654%	1-Month LIBOR	2.250%	8/28/23	BB+	1,176,568

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail – 2.0% (1.3% of Total Investments)
$373	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	$352,950
735	Ceva Group PLC, Term Loan B	6.450%	3-Month LIBOR	5.000%	8/04/25	Caa1	416,840
1,000	Genesee & Wyoming Inc., Term Loan, First Lien	3.450%	3-Month LIBOR	2.000%	12/30/26	BB	972,235
888	Quality Distribution, Incremental Term Loan, First Lien	6.950%	3-Month LIBOR	5.500%	8/18/22	B-	815,522
31	Savage Enterprises LLC, Term Loan B	3.720%	1-Month LIBOR	3.000%	8/01/25	BB	29,647
3,027	Total Road & Rail						2,587,194
	Semiconductors & Semiconductor Equipment – 1.2% (0.8% of Total Investments)
442	Cabot Microelectronics, Term Loan B1	2.438%	1-Month LIBOR	2.000%	11/17/25	BB+	431,054
631	Lumileds, Term Loan B, (DD1)	4.572%	6-Month LIBOR	3.500%	6/30/24	B+	202,846
2	Lumileds, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	6/30/24	B+	522
287	Microchip Technology, Inc., Term Loan B	2.410%	1-Month LIBOR	2.000%	5/29/25	Baa3	279,092
710	ON Semiconductor Corporation, New Replacement Term Loan B4	2.404%	1-Month LIBOR	2.000%	9/19/26	Baa3	687,714
2,072	Total Semiconductors & Semiconductor Equipment						1,601,228
	Software – 15.1% (9.6% of Total Investments)
448	Autodata Solutions, Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	6/01/26	B2	395,511
846	Blackboard, Inc., Term Loan B5, First Lien	7.737%	3-Month LIBOR	6.000%	6/30/24	B1	768,973
764	DiscoverOrg LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	2/01/26	B	725,540
622	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	603,164
990	Epicor Software Corporation, Term Loan B	3.660%	1-Month LIBOR	3.250%	6/01/22	B2	960,576
1,562	Greeneden U.S. Holdings II LLC, Term Loan B	3.654%	1-Month LIBOR	3.250%	12/01/23	B2	1,485,909
119	Greenway Health, Term Loan, First Lien	4.820%	3-Month LIBOR	3.750%	2/16/24	B	83,962
695	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	685,129
1,176	Informatica LLC, Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	2/25/27	B1	1,111,675
1,142	Kronos Incorporated, Term Loan B	4.763%	3-Month LIBOR	3.000%	11/01/23	B	1,108,275
437	McAfee Holdings International, Inc., Term Loan, Second Lien	9.500%	1-Month LIBOR	8.500%	9/29/25	B-	427,656
844	McAfee LLC, Term Loan B	4.188%	1-Month LIBOR	3.750%	9/30/24	B	813,072
404	Micro Focus International PLC, New Term Loan	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	375,767
2,726	Micro Focus International PLC, Term Loan B	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	2,537,644
1,134	Micro Focus International PLC, Term Loan B2	2.654%	1-Month LIBOR	2.250%	11/19/21	BB-	1,085,653
1,080	Misys, New Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	B2	944,515
671	Misys, New Term Loan, Second Lien	8.250%	6-Month LIBOR	7.250%	6/13/25	Caa2	577,277
125	Mitchell International, Inc., Initial Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	11/29/24	B2	109,861

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$133	Mitchell International, Inc., Initial Term Loan, Second Lien	7.654%	1-Month LIBOR	7.250%	12/01/25	CCC	$113,767
448	Perforce Software Inc., Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	7/01/26	B2	418,649
726	RP Crown Parent LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	10/15/23	B1	698,414
815	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	787,725
582	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	562,096
985	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	951,383
259	Thomson Reuters IP & S, Term Loan B	3.654%	1-Month LIBOR	3.250%	10/30/26	B	249,624
723	TIBCO Software, Inc., Term Loan, First Lien	4.160%	1-Month LIBOR	3.750%	6/30/26	B+	682,184
497	Ultimate Software, Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	5/04/26	B	476,923
20,953	Total Software						19,740,924
	Specialty Retail – 2.3% (1.5% of Total Investments)
213	Academy, Ltd., Term Loan B	5.006%	1-Month LIBOR	4.000%	7/01/22	CCC+	142,075
466	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	310,495
910	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B2	871,147
1,689	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	1,643,563
157	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.020%	3-Month LIBOR	8.000%	11/08/24	Ca	38,357
3,435	Total Specialty Retail						3,005,637
	Technology Hardware, Storage & Peripherals – 3.6% (2.3% of Total Investments)
383	BMC Software, Inc., Term Loan B	4.654%	1-Month LIBOR	4.250%	10/02/25	B2	332,892
1,836	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	BBB-	1,794,544
516	Diebold, Inc., Term Loan A1	9.688%	1-Month LIBOR	9.250%	8/31/22	B-	471,674
398	NCR Corporation, Term Loan B	2.910%	1-Month LIBOR	2.500%	8/28/26	BB+	380,090
1,740	Western Digital, Term Loan B	2.766%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,683,236
4,873	Total Technology Hardware, Storage & Peripherals						4,662,436
	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)
197	Hayward Industries, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	8/05/24	B	183,169
387	Univar, Inc., Term Loan B	3.700%	3-Month LIBOR	2.250%	7/01/24	BB+	375,050
584	Total Trading Companies & Distributors						558,219
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
494	Atlantic Aviation FBO Inc., Term Loan	4.160%	1-Month LIBOR	3.750%	12/06/25	BB-	447,256

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)
$750	T-Mobile USA, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$746,137
$213,968	Total Variable Rate Senior Loan Interests (cost $209,646,878)						180,820,071

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 13.2% (8.4% of Total Investments)
	Airlines – 0.1% (0.1% of Total Investments)
$315	American Airlines Group Inc, 144A	5.000%	6/01/22	B1	$192,544
	Auto Components – 0.1% (0.1% of Total Investments)
230	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	171,350
	Chemicals – 0.3% (0.2% of Total Investments)
415	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	BB-	398,400
	Communications Equipment – 1.6% (1.0% of Total Investments)
2,309	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	D	1,254,076
1,460	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	D	846,800
3,769	Total Communications Equipment				2,100,876
	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)
415	Consolidated Communications Inc	6.500%	10/01/22	CCC+	372,462
	Electric Utilities – 3.6% (2.3% of Total Investments)
1,175	Bruce Mansfield Unit 1 2007 Pass Through Trust, (5)	6.850%	6/01/34	N/R	2,938
355	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	N/R	362,100
280	Pacific Gas & Electric Co, (5)	3.850%	11/15/23	N/R	290,500
795	Pacific Gas & Electric Co, (5)	3.300%	12/01/27	N/R	796,987
1,675	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	N/R	1,884,375
915	Pacific Gas & Electric Co, (5)	4.750%	2/15/44	N/R	1,008,787
300	Pacific Gas & Electric Co, (5)	4.250%	3/15/46	N/R	309,750
5,495	Total Electric Utilities				4,655,437
	Entertainment – 0.6% (0.4% of Total Investments)
500	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B3	442,500
280	AMC Entertainment Holdings Inc	5.750%	6/15/25	Caa2	63,000
1,310	AMC Entertainment Holdings Inc	6.125%	5/15/27	Caa2	307,850
2,090	Total Entertainment				813,350
	Equity Real Estate Investment Trust – 0.3% (0.2% of Total Investments)
400	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	385,000

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Equipment & Supplies – 0.1% (0.1% of Total Investments)
$350	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A	5.625%	10/15/23	CC	$100,467
	Health Care Providers & Services – 1.0% (0.6% of Total Investments)
1,000	Envision Healthcare Corp, 144A, (5)	8.750%	10/15/26	D	334,380
50	HCA Inc	5.375%	2/01/25	Ba2	53,757
325	Tenet Healthcare Corp	8.125%	4/01/22	B-	327,535
125	Tenet Healthcare Corp	4.625%	7/15/24	BB-	123,350
485	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	477,531
1,985	Total Health Care Providers & Services				1,316,553
	Hotels, Restaurants & Leisure – 0.5% (0.3% of Total Investments)
185	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	185,925
400	Carnival Corp, 144A	11.500%	4/01/23	Baa2	417,875
585	Total Hotels, Restaurants & Leisure				603,800
	IT Services – 0.2% (0.1% of Total Investments)
280	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	294,700
	Media – 2.9% (1.9% of Total Investments)
100	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	100,144
1,300	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,066,000
1,881	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,570,535
1,075	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	959,437
165	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	C	13,200
110	Univision Communications Inc, 144A	5.125%	5/15/23	B	104,500
4,631	Total Media				3,813,816
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
1,150	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,035,000
210	MEG Energy Corp, 144A	7.000%	3/31/24	B+	149,100
400	Oasis Petroleum Inc, 144A	6.250%	5/01/26	CCC+	52,000
550	Whiting Petroleum Corp, (5)	6.625%	1/15/26	D	55,000
2,310	Total Oil, Gas & Consumable Fuels				1,291,100
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
310	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	275,900
500	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	7/15/23	CCC+	374,800
810	Total Pharmaceuticals				650,700
	Wireless Telecommunication Services – 0.1% (0.0% of Total Investments)
330	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	CCC-	62,700
$24,410	Total Corporate Bonds (cost $21,696,094)				17,223,255

Shares	Description (1)	Value
	COMMON STOCKS – 2.1% (1.3% of Total Investments)
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
9,343	Cengage Learning Holdings II Inc, (6), (7)	$63,065
	Electric Utilities – 0.6% (0.4% of Total Investments)
25,150	Energy Harbor Corp, (6), (8)	792,225
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
28,730	Transocean Ltd, (7)	36,775
3,779	Vantage Drilling International, (6)	23,146
	Total Energy Equipment & Services	59,921
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
13,189	Millennium Health LLC, (6), (7)	396
12,290	Millennium Health LLC, (7), (9)	13,003
11,533	Millennium Health LLC, (7), (9)	11,625
	Total Health Care Providers & Services	25,024
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
1,905	Catalina Marketing Corp, (6), (7)	3,810
	Media – 1.0% (0.6% of Total Investments)
272,893	Clear Channel Outdoor Holdings Inc, (7)	263,287
20,868	Cumulus Media Inc, (7)	92,445
135,343	iHeartMedia Inc, (7)	950,108
	Total Media	1,305,840
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
2,753	Advanz Pharma Corp Ltd, (7)	9,140
	Software – 0.4% (0.3% of Total Investments)
51,461	Avaya Holdings Corp, (7)	511,522
	Total Common Stocks (cost $8,220,530)	2,770,547

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
8,503	Avaya Holdings Corp, (6)	$510
	Total Warrants (cost $565,168)	510

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
7,268	Fieldwood Energy Inc, (6), (7)	$364

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
1,468	Fieldwood Energy Inc, (6), (7)	$73
	Total Common Stock Rights (cost $207,458)	437
	Total Long-Term Investments (cost $240,336,128)	200,814,820

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.0% (2.5% of Total Investments)
	INVESTMENT COMPANIES – 4.0% (2.5% of Total Investments)
5,244,933	BlackRock Liquidity Funds T-Fund Portfolio, (10)	0.120% (11)	$5,244,933
	Total Short-Term Investments (cost $5,244,933)		5,244,933
	Total Investments (cost $245,581,061) – 157.2%		206,059,753
	Taxable Fund Preferred Shares, net of deferred offering costs – (53.1)% (12)		(69,669,337)
	Other Assets Less Liabilities – (4.1)%		(5,278,677)
	Net Assets Applicable to Common Shares – 100%		$131,111,739
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$180,820,071	$ —	$180,820,071
Corporate Bonds	—	17,223,255	—	17,223,255
Common Stocks	1,863,277	882,642	24,628	2,770,547
Warrants	—	510	—	510
Common Stock Rights	—	437	—	437
Short-Term Investments:
Investment Companies	5,244,933	—	—	5,244,933
Total	$7,108,210	$198,926,915	$24,628	$206,059,753

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 33.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.